Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2025, and December 31, 2024, property and equipment, net, consisted of the following:

	March 31,	December 31,
	2025	2024
Land	$1,333,810	$1,333,810
Buildings	3,951,512	3,951,512
Computers and equipment	1,408,644	1,403,400
Furniture and fixtures	129,204	129,204
Automobile	80,219	80,219
Leasehold improvements	728,764	713,733
	7,632,153	7,611,878
Less - accumulated depreciation	(1,351,907)	(1,229,090)
Property and Equipment, net	$6,280,246	$6,382,788

As of December 31, 2024 and 2023, property and equipment, net, consisted of the following:

	Year Ended December 31,
	2024	2023
Land	$1,333,810	$1,983,810
Buildings	3,951,512	4,607,874
Computers and equipment	1,403,400	1,425,774
Furniture and fixtures	129,204	143,874
Automobile	80,219	101,269
Leasehold improvements	713,733	499,310
	7,611,878	8,761,911
Less - accumulated depreciation	(1,229,090)	(812,767)
Property and Equipment, net	$6,382,788	$7,949,144